Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
Summary of other current assets

	December 31,
	2017	2016

Prepaid expenses	$3	$10
Governmental authorities	37	19

	$40	$29